Inventory	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventory

Note 13	Inventory

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Wireless devices and accessories	190	238
Merchandise and other	275	418
Total inventory	465	656
The total amount of inventory subsequently recognized as an expense in cost of revenues was $3,334 million and $3,184 million for 2023 and 2022, respectively.